SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

"Rule 24f-2 Notice"

Fidelity Union Street Trust II


(Name of Registrant)

File No. 33-43757


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

FILE NO. 33-43757


Fidelity Union Street Trust II
: Spartan Municipal Money Fund


RULE 24F-2 - FILED PURSUANT TO RULE

24f-2(b)(1) OF THE INVESTMENT COMPANY ACT OF 1940

(i)   Fiscal Year for Which Notice Filed

Fiscal year ended August 31, 1995


(ii) Number of Securities Which Remained Unsold at Beginning of Fiscal Year Registered Other Than Pursuant to Rule 24f-2

No shares


(iii) Number of Securities Registered During Fiscal Year Other Than Pursuant to Rule 24f-2

No shares


(iv)    Number of Securities Sold During Fiscal Year

3,154,446,477 shares


For information relating to the calculation of the filing fee, see Note (1) below.

(v)   Number of Securities Sold During Fiscal Year Pursuant to Rule 24f-2

3,154,446,477 shares






Number of Shares

Aggregate Price




Sales Pursuant to Rule 24f-2:


3,154,446,477

$
3,154,446,477

Redemptions See Note (2) :


(3,154,446,477)

$
(3,154,446,477)


Note (2) :    The total number of shares redeemed for the total dollar amount of redemptions for the fiscal period ended August 31, 1995
, aggregated
3,311,497,573
 and $3,311,497,573
, respectively. An additional filing
pursuant to Rule 24e-2 can be made to register a number of shares that will include the share redemptions not utilized under Rule 24f-2.

Net Sales Pursuant to Rule 24f-2:


0

$
0



Note (1) : Pursuant to Rule 24f-2(c), the filing fee, calculated in the manner specified in Section 6(b) of the Securities Act of 1933, amounted to: $0


Fidelity Union Street Trust II
:

Spartan Municipal Money Fund


By  John H. Costello

        Assistant Treasurer


FILE NO. 33-43757


Fidelity Union Street Trust II
: Fidelity Daily Income Trust


RULE 24F-2 - FILED PURSUANT TO RULE

24f-2(b)(1) OF THE INVESTMENT COMPANY ACT OF 1940

(i)   Fiscal Year for Which Notice Filed

Fiscal year ended August 31, 1995


(ii) Number of Securities Which Remained Unsold at Beginning of Fiscal Year Registered Other Than Pursuant to Rule 24f-2

3,628,872,410 shares


(iii) Number of Securities Registered During Fiscal Year Other Than Pursuant to Rule 24f-2

No shares


(iv)    Number of Securities Sold During Fiscal Year

6,588,010,648 shares


For information relating to the calculation of the filing fee, see Note (1) below.

(v)   Number of Securities Sold During Fiscal Year Pursuant to Rule 24f-2

6,579,339,476 shares






Number of Shares

Aggregate Price




Sales Pursuant to Rule 24f-2:


6,579,339,476

$
6,579,339,476

Redemptions:


(6,579,339,476)

$
(6,579,339,476)

Net Sales Pursuant to Rule 24f-2:


0

$
0



Note (1) : Pursuant to Rule 24f-2(c), the filing fee, calculated in the manner specified in Section 6(b) of the Securities Act of 1933, amounted to: $0


Fidelity Union Street Trust II
:

Fidelity Daily Income Trust


By  John H. Costello

        Assistant Treasurer


FILE NO. 33-43757


Fidelity Union Street Trust II
: Spartan Arizona Municipal Money Market Portfolio


RULE 24F-2 - FILED PURSUANT TO RULE

24f-2(b)(1) OF THE INVESTMENT COMPANY ACT OF 1940

(i)   Fiscal Year for Which Notice Filed

Fiscal year ended August 31, 1995


(ii) Number of Securities Which Remained Unsold at Beginning of Fiscal Year Registered Other Than Pursuant to Rule 24f-2

No shares


(iii) Number of Securities Registered During Fiscal Year Other Than Pursuant to Rule 24f-2

No shares


(iv)    Number of Securities Sold During Fiscal Year

104,017,553 shares


For information relating to the calculation of the filing fee, see Note (1) below.

(v)   Number of Securities Sold During Fiscal Year Pursuant to Rule 24f-2

104,017,553 shares






Number of Shares

Aggregate Price




Sales Pursuant to Rule 24f-2:


104,017,553

$
104,017,553

Redemptions:


(52,419,486)

$
(52,419,486)

Net Sales Pursuant to Rule 24f-2:


51,598,067

$
51,598,067



Note (1) : Pursuant to Rule 24f-2(c), the filing fee, calculated in the manner specified in Section 6(b) of the Securities Act of 1933, amounted to: $17,792.44


Fidelity Union Street Trust II
:

Spartan Arizona Municipal Money Market Portfolio


By  John H. Costello

        Assistant Treasurer
